UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10255

        Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.5% (2.9% of Total Investments)
$ 18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2 (4)	$20,506,880
	(Pre-refunded 6/01/11)

	Alaska – 1.1% (0.7% of Total Investments)
2,955	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	AAA	3,234,927
	Series 2001, 5.500%, 6/01/29 (Pre-refunded 6/01/11)
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,852,620
	Series 2006A, 5.000%, 6/01/46

5,155	Total Alaska			5,087,547

	Arizona – 0.7% (0.5% of Total Investments)
3,120	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	Aaa	3,136,942
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	Arkansas – 0.3% (0.2% of Total Investments)
1,185	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	1,193,662
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)

	California – 9.7% (6.4% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	6,753,870
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36 (Mandatory
	put 6/01/11)
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,231,960
	5.250%, 12/01/32
11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A+	11,531,072
6,525	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settle Revenue	6/15 at 100.00	AAA	6,636,839
	Bonds, Residual Trust 07-1035, 6.839%, 6/01/45 – FGIC Insured (IF)
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	866,330
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,925,600
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B	6,324,360
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
135	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/08 at 100.00	Baa3	134,351
	Electric Company, Series 1966A, 4.000%, 3/01/16

44,860	Total California			44,404,382

	Colorado – 7.5% (4.9% of Total Investments)
2,625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	3,014,576
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
1,790	4.481%, 11/15/23 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,906,726
3,300	5.000%, 11/15/24 – FGIC Insured (UB)	11/16 at 100.00	AAA	3,373,986
1,445	4.481%, 11/15/25 – FGIC Insured (IF)	11/16 at 100.00	AAA	1,539,228
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	2,947,300
	(Pre-refunded 9/01/10) – MBIA Insured
1,280	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,330,432
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	810,968
	12/15/22 – FSA Insured
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	5,504,500
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 (Pre-refunded 6/15/11) – FSA Insured	6/11 at 35.65	AAA	7,175,080
17,650	0.000%, 6/15/29 (Pre-refunded 6/15/11) – AMBAC Insured	6/11 at 33.45	AAA	5,401,783
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,068,650
	8.000%, 12/01/25

66,845	Total Colorado			34,073,229

	District of Columbia – 1.3% (0.8% of Total Investments)
1,075	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,094,038
	Series 2001, 6.250%, 5/15/24
5,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	4,698,450
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured

6,075	Total District of Columbia			5,792,488

	Florida – 5.0% (3.3% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	10/11 at 100.00	AAA	15,603,150
	MBIA Insured
4,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	4,380,840
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) – AMBAC Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	Aaa	3,037,020
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)

22,000	Total Florida			23,021,010

	Hawaii – 2.3% (1.5% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	3,272,100
6,725	5.250%, 7/01/31 (Pre-refunded 7/01/11) – FSA Insured	7/11 at 100.00	AAA	7,334,958

9,725	Total Hawaii			10,607,058

	Illinois – 12.0% (7.9% of Total Investments)
3,590	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	A+	3,654,010
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
1,005	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	1,032,246
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
3,985	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – MBIA Insured	1/11 at 101.00	AAA	4,139,698
11,285	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 (Pre-refunded	1/11 at 101.00	AAA	12,282,481
	1/01/11) – MBIA Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	BBB (4)	3,684,571
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	957,602
	2001, 5.500%, 9/01/32 – AMBAC Insured
4,090	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	4,511,229
	2001, 5.500%, 9/01/32 (Pre-refunded 9/01/11) – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A – (4)	3,471,566
	6.000%, 5/15/31 (Pre-refunded 5/15/11)
3,150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, Residuals	5/17 at 100.00	AAA	3,116,421
	07-1028, 6.670%, 5/15/32 – MBIA Insured (IF)
5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	5,447,050
	2001B, 5.250%, 2/15/34 (Pre-refunded 2/15/11) – FSA Insured
2,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,502,450
	5.050%, 8/01/27 (Alternative Minimum Tax)
2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,482,912
4,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/08 at 100.00	AAA	5,006,593
	Expansion Project, Series 1996A, 5.250%, 6/15/27 – AMBAC Insured
1,000	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	AA	938,750
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,451,486
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24

53,410	Total Illinois			54,679,065

	Indiana – 3.3% (2.2% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB+	1,830,880
	Series 2001, 5.500%, 9/15/31
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,910,550
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23 –	6/13 at 100.00	AAA	4,233,520
	FSA Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	6,180,154
	1999, 5.800%, 2/15/24

14,600	Total Indiana			15,155,104

	Iowa – 0.2% (0.2% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	1,121,030
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured

	Kansas – 3.8% (2.5% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	17,468,010
	Health System Inc., Series 2001-III, 5.625%, 11/15/31

	Louisiana – 4.8% (3.2% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 –	5/16 at 100.00	AAA	3,679,711
	FGIC Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	18,349,857
	Series 2001B, 5.875%, 5/15/39

22,785	Total Louisiana			22,029,568

	Massachusetts – 3.4% (2.2% of Total Investments)
15,585	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/08 at 101.00	AAA	15,408,110
	1997A, 5.000%, 1/01/37 – MBIA Insured

	Michigan – 14.7% (9.6% of Total Investments)
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
20,000	5.500%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	Aaa	22,160,800
15,390	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aaa	16,785,873
14,610	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	Aaa	15,935,127
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/09 at 102.00	Ba1	4,154,080
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	1,950,240
	Obligated Group, Series 1998A, 5.125%, 8/15/18
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/08 at 100.00	BB–	2,002,060
4,000	6.500%, 8/15/18	2/08 at 100.00	BB–	4,003,080

62,000	Total Michigan			66,991,260

	Minnesota – 3.3% (2.2% of Total Investments)
14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	Aaa	15,106,980
	Series 2001A, 5.250%, 1/01/32 (Pre-refunded 1/01/11) – FGIC Insured

	Missouri – 5.0% (3.3% of Total Investments)
21,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	23,044,140
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured

	Montana – 0.5% (0.4% of Total Investments)
2,490	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	2,510,667
	(Alternative Minimum Tax)

	Nevada – 6.8% (4.5% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	10,758,792
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	2,807,315
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
2,330	Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic Healthcare West, Series 1998A,	7/08 at 101.00	A (4)	2,383,380
	5.250%, 7/01/18 (Pre-refunded 7/01/08)
8,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	A	8,052,800
	Series 2007B, 5,250%, 7/01/31 (UB)
7,000	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	A	7,059,220
	5.250%, 7/01/31 (UB)

33,105	Total Nevada			31,061,507

	New Hampshire – 2.1% (1.4% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	10/08 at 102.00	Baa1	8,188,160
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,210	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	1,237,685
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)

9,210	Total New Hampshire			9,425,845

	New Jersey – 2.4% (1.6% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	4,027,599
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
415	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	456,566
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,525,226
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	509,711
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,623,795

10,120	Total New Jersey			11,142,897

	New Mexico – 5.5% (3.6% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	13,282,800
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	11,954,520

22,800	Total New Mexico			25,237,320

	New York – 9.3% (6.1% of Total Investments)
1,300	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1	1,373,437
	Group, Series 2000A, 6.625%, 7/01/19
3,600	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Baa1 (4)	3,998,412
	Group, Series 2000A, 6.625%, 7/01/19 (Pre-refunded 7/01/10)
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	AAA	6,554,220
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AAA	12,657,792
	4.500%, 11/15/32 – FSA Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B	5,405,100
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	12,575,520
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33

40,700	Total New York			42,564,481

	North Carolina – 1.7% (1.1% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	AAA	2,914,423
	University, Series 2003A, 5.000%, 4/01/33 – XLCA Insured
4,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	Baa1	4,654,125
	1999B, 5.600%, 1/01/15

7,450	Total North Carolina			7,568,548

	North Dakota – 0.5% (0.3% of Total Investments)
2,040	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	7/10 at 100.00	Aa1	2,167,051
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)

	Oklahoma – 0.8% (0.6% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
2,655	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	2,798,131
1,000	5.200%, 8/15/11 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,055,040

3,655	Total Oklahoma			3,853,171

	Oregon – 3.8% (2.5% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA–	8,296,480
	System, Series 2001, 5.250%, 5/01/21
9,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	AAA	9,176,940
	5.000%, 5/01/26 – AMBAC Insured

17,000	Total Oregon			17,473,420

	Pennsylvania – 3.6% (2.3% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	5,991,400
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)
1,605	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	1,652,075
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	8,580,000
	Series 2001A, 6.000%, 1/15/31

14,605	Total Pennsylvania			16,223,475

	Texas – 25.0% (16.4% of Total Investments)
7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 11/15/30 –	11/10 at 100.00	AAA	7,617,375
	FSA Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – FSA Insured	1/09 at 100.00	AAA	15,230,100
1,750	5.200%, 1/15/31 – FSA Insured	1/09 at 100.00	AAA	1,775,708
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,210,780
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	10,893,300
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
30,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	31,636,156
	2001B, 5.250%, 11/15/40 – MBIA Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	AAA	6,475,600
	2001A, 0.000%, 11/15/40 – MBIA Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	4,219,138
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	4,791,682
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA	1,507,600
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	AAA	1,576,795
5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N.	1/11 at 100.00	Ba3	5,067,800
	Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31
4,390	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds, Series	2/17 at 100.00	AA–	4,242,891
	2007, Residuals 1760-3, 10.111%, 2/15/36 (IF)
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%, 8/01/35	8/11 at 100.00	Aa1	11,022,690
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	2,122,420
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21

167,315	Total Texas			114,390,035

	Virginia – 0.3% (0.2% of Total Investments)
5,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 23.55	AAA	1,164,050
	Road, Series 1998B, 0.000%, 8/15/33 (Pre-refunded 8/15/08)

	Washington – 5.2% (3.4% of Total Investments)
	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,
	Series 2001:
4,820	5.500%, 3/01/19 – FSA Insured	3/11 at 100.00	AAA	5,150,941
7,250	5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA	7,556,820
7,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	7,860,675
	System, Series 2001A, 5.250%, 10/01/21 – MBIA Insured
940	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	969,065
	Series 2002, 6.500%, 6/01/26
2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	2,168,775
	1999, 5.125%, 7/01/13 – MBIA Insured

22,610	Total Washington			23,706,276

	West Virginia – 1.1% (0.7% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,033,350
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 0.7% (0.4% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,172,070
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	1,918,812
	Services Inc., Series 2003A, 5.125%, 8/15/33

3,100	Total Wisconsin			3,090,882

$ 765,045	Total Investments (cost $650,669,849) – 152.2%			695,439,440

	Floating Rate Obligations – (5.1)%			(23,365,000)

	Other Assets Less Liabilities – 1.5%			6,888,196

	Preferred Shares, at Liquidation Value – (48.6)% (5)			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$456,962,636

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (31.9)%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $627,317,490.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 50,167,662
Depreciation	(4,578,056)

Net unrealized appreciation (depreciation) of investments	$ 45,589,606

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.